Borrowings - Additional Information (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 3,013		€ 2,356
Difference between the contractually required payment at maturity date and the carrying amount	8		6
Capital funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	1,533		763
Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Increase (decrease) in borrowing capacity	113
Borrowings	1,480		€ 1,593
Senior Unsecured Notes [Member] | Capital funding [member]
Disclosure of detailed information about borrowings [Line Items]
Increase (decrease) in borrowing capacity	770
Borrowings	€ 700	$ 760
Coupon rate	5.5
Fixed To Floating Subordinated Notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Debt instrument principal amount of debt redeemed	€ 700